Lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Lease liabilities
Present value of the minimum lease payments, current	¥ 635,357	¥ 447,319	¥ 328,933
Present value of the minimum lease payments, noncurrent	1,903,137	797,986	556,801
Total minimum lease payments	2,950,470	1,363,115	965,129
Less: total future interest expenses	(411,976)	(117,810)	(79,395)
Lease liabilities	2,538,494	1,245,305	885,734
Within 1 year or on demand
Lease liabilities
Present value of the minimum lease payments, current	635,357	447,319	328,933
Total minimum lease payments, current	652,942	457,747	334,778
Later Than 1 to 5 years and thereafter
Lease liabilities
Present value of the minimum lease payments, noncurrent	1,903,137	797,986	556,801
Total minimum lease payments, non-current	2,297,528	905,368	630,351
More than 1 year but less than 2 years
Lease liabilities
Present value of the minimum lease payments, noncurrent	623,330	373,712	251,844
Total minimum lease payments, non-current	667,829	403,679	259,948
More than 2 years but less than 5 years
Lease liabilities
Present value of the minimum lease payments, noncurrent	806,325	350,181	227,048
Total minimum lease payments, non-current	947,046	399,187	260,188
More than 5 years
Lease liabilities
Present value of the minimum lease payments, noncurrent	473,482	74,093	77,909
Total minimum lease payments, non-current	¥ 682,653	¥ 102,502	¥ 110,215